BALANCE SHEET - USD ($)		Nov. 30, 2025	Nov. 30, 2024
Current assets
Cash		$ 1,301,928	$ 717
Prepaid expenses		162,897	427
Total current assets		1,464,825	1,144
Deposits		71,506
Intangible asset, net		65,915
Mineral rights		1,201,390
Right of use asset-operating lease, net		84,326
Total assets		2,887,962	1,144
Current liabilities
Accounts payable and accrued liabilities		530,339	106,245
Due to related parties		$ 280,025	$ 518,468
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Lease liabilities - current		$ 33,155
Total current liabilities		843,519	$ 624,713
Lease liabilities - non-current		55,086
Total liabilities		898,605	624,713
Commitments and contingencies (Note 11)
Mezzanine equity
Redeemable common stock, $0.0001 par value, 350,000,000 shares authorized; 15,951,675 shares issued and subject to possible redemption at $0.02 per share as of November 30, 2025 (none as of November 30, 2024)		300,000	0
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding as of November 30, 2025 and 2024
Common stock, $0.0001 par value, 350,000,000 shares authorized; 110,211,574 shares issued and outstanding, excluding 15,951,675 shares subject to possible redemption, as of November 30, 2025 (96,000,040 shares as of November 30, 2024)	[1]	1,889
Additional paid-in capital	[1]	7,968,157
Obligation to issue shares			167,750
Accumulated deficit		(6,280,689)	(1,020,057)
Total stockholders' equity		1,689,357	(623,569)
Total liabilities, mezzanine equity and stockholders' equity		$ 2,887,962	$ 1,144

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.